Fair value of financial instrument - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 33,021	$ 26,904
Interest expense	14,830	9,764
Net interest income	18,191	17,140
Interest income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	7,811	6,043
Interest income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	802
Interest income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	24,408
Interest income [member] | Other categories of financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Interest income		20,861
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	6,964	3,934
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 7,866
Interest expense [member] | Other categories of financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense		$ 5,830